Investments in and Advances to Equity Accounted Joint Venture - Schedule of Investments in and Advances to Equity Accounted Investments (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	$ 26,418	$ 25,766
High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	$ 26,418	$ 25,766